Income taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [abstract]
Income taxes
18.   Income taxes

The components of income tax expense (recovery) are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Current income tax expense	$408	$161
Deferred income tax expense (recovery)	260	(588)
Income tax expense (recovery)	$668	$(427)

The Company’s effective rate of income tax differs from the statutory rate of 26.5% as follows:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Tax recovery at statutory rates	$(2,744)	$(1,032)
Mexican mining royalty	668	199
Impact of foreign tax rates	(107)	18
Non-deductible expenses	927	535
Alternative minimum tax credits	-	(626)
Losses not recognized	1,924	479
Income tax expense (recovery)	$668	$(427)

On December 22, 2017, the United States government enacted a tax reform with changes to reducing the corporate income tax rate from 35% to 21% and repealing the corporate alternative minimum tax effective January 1, 2018. The Company assessed the impact of the tax reform and recognized a deferred tax asset of $0.6 million as at December 31, 2017 with respect to recoverable alternative minimum tax credits. Impact of the tax reform may differ due to changes in interpretations and assumptions made along with guidance which may subsequently be issued.

The Company’s net deferred tax asset relates to the U.S. alternative minimum tax credits available:

	December 31,	December 31,
	2018	2017

Alternative minimum tax credits	$626	$626
Net operating losses	742	-
Total deferred tax assets	1,368	626
Property, plant and equipment	(742)	-
Net deferred tax assets	$626	$626

The Company’s net deferred tax liability relates to the Mexican mining royalty and arises principally from the following:

	December 31,	December 31,
	2018	2017

Property, plant and equipment	$878	$900
Other	607	-
Total deferred tax liabilities	1,485	900
Provisions and reserves	(353)	(28)
Net deferred tax liabilities	$1,132	$872

Deferred income taxes have not been recognized in respect of the following deductible temporary differences, as management does not consider their utilization to be probable for the foreseeable future:

	December 31,	December 31,
	2018	2017

Property, plant and equipment	$5,600	$4,890
Mexican tax losses (expiring in 2023 - 2027)	29,476	42,843
Canadian tax losses (expiring in 2026 - 2038)	34,053	35,173
U.S. tax losses (expiring in 2028 - 2037)	31,159	32,070
U.S. tax losses (no expiry)	6,802	-
Provisions and other	26,479	24,956
Deferred Mexican mining royalty	1,838	872
	$135,407	$140,804